Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 12, 2024, to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Natixis Loomis Sayles Focused Growth ETF
On September 12, 2024, the Board of Trustees of Natixis ETF Trust II, on behalf of Natixis Loomis Sayles Focused Growth ETF (the “Fund”), approved changes to the structure to the Fund, as described below. This supplement is intended to provide advance notice to shareholders of such changes.
The Board has approved a change in the Fund’s structure from a “semi-transparent” ETF, which does not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF which will disclose all its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940. This change is expected to take effect on or about October 15, 2024 (the “Effective Date”), although the Effective Date may be delayed. In connection with this change, the Fund will no longer disclose a portfolio transparency substitute (the “Proxy Portfolio”) and certain related information about the relative performance of the Proxy Portfolio and such Fund’s actual portfolio holdings, which were designed to facilitate an effective arbitrage mechanism for the Fund’s shares while protecting the identity of the Fund’s full portfolio holdings. Accordingly, references to the “non‑transparent” structure, Proxy Portfolio and related disclosure in each Fund’s Summary Prospectus, Prospectus and SAI will be removed.
In addition, in connection with the change in the Fund’s structure, as of the Effective Date, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the “Order”), which permitted the Fund to operate without publicly disclosing their portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order. Although the Fund’s investment objectives, strategies, fees and expenses are not expected to change as a result of the changes described above, the Fund’s principal investment strategies and risks will be revised to remove references to the terms, requirements and limitations of the Order, and to remove references to the “non‑transparent” structure, Proxy Portfolio and related disclosure, as noted above. Accordingly, all references to the terms, requirements and limitations of the Order and related disclosure in each Fund’s Summary Prospectus, Prospectus and SAI are removed as of the Effective Date.
Effective October 15, 2024, the caption titled “These ETFs are Different from Traditional ETFs” and accompanying language are removed from the front cover page of the Fund’s Prospectus.
Effective October 15, 2024, the paragraph titled “Non‑Transparent ETF with Proxy Portfolio Structure” is removed from the subsection “Principal Investment Strategies” in the “Fund Summary” section in the Fund’s Summary Prospectus and in the “More About Goals and Strategies” section in the Fund’s Prospectus.
Effective October 15, 2024, the paragraphs titled “Proxy Portfolio Structure Risk,” “Predatory Trading Practices Risk,” and “Tracking Error Risk” are removed from the subsection “Principal Investment Risks” in the “Fund Summary” section in each Fund’s Summary Prospectus.
Effective October 15, 2024, the paragraphs titled “Premium/Discount Risk,” “Authorized Participation Concentration Risk,” and “Trading Issues Risk” in the “Principal Investment Risks” subsection in each Fund’s Summary Prospectus are amended and restated as follows:
Premium/Discount Risk: Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Authorized Participant Concentration Risk: Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Issues Risk: Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.

Natixis Loomis Sayles Focused Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated September 12, 2024, to the Summary Prospectus, Prospectus and Statement of Additional Information (the “SAI”), each dated May 1, 2024, as may be revised or supplemented from time to time, for the following fund:
Natixis Loomis Sayles Focused Growth ETF
On September 12, 2024, the Board of Trustees of Natixis ETF Trust II, on behalf of Natixis Loomis Sayles Focused Growth ETF (the “Fund”), approved changes to the structure to the Fund, as described below. This supplement is intended to provide advance notice to shareholders of such changes.
The Board has approved a change in the Fund’s structure from a “semi-transparent” ETF, which does not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF which will disclose all its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940. This change is expected to take effect on or about October 15, 2024 (the “Effective Date”), although the Effective Date may be delayed. In connection with this change, the Fund will no longer disclose a portfolio transparency substitute (the “Proxy Portfolio”) and certain related information about the relative performance of the Proxy Portfolio and such Fund’s actual portfolio holdings, which were designed to facilitate an effective arbitrage mechanism for the Fund’s shares while protecting the identity of the Fund’s full portfolio holdings. Accordingly, references to the “non‑transparent” structure, Proxy Portfolio and related disclosure in each Fund’s Summary Prospectus, Prospectus and SAI will be removed.
In addition, in connection with the change in the Fund’s structure, as of the Effective Date, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the “Order”), which permitted the Fund to operate without publicly disclosing their portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order. Although the Fund’s investment objectives, strategies, fees and expenses are not expected to change as a result of the changes described above, the Fund’s principal investment strategies and risks will be revised to remove references to the terms, requirements and limitations of the Order, and to remove references to the “non‑transparent” structure, Proxy Portfolio and related disclosure, as noted above. Accordingly, all references to the terms, requirements and limitations of the Order and related disclosure in each Fund’s Summary Prospectus, Prospectus and SAI are removed as of the Effective Date.
Effective October 15, 2024, the caption titled “These ETFs are Different from Traditional ETFs” and accompanying language are removed from the front cover page of the Fund’s Prospectus.
Effective October 15, 2024, the paragraph titled “Non‑Transparent ETF with Proxy Portfolio Structure” is removed from the subsection “Principal Investment Strategies” in the “Fund Summary” section in the Fund’s Summary Prospectus and in the “More About Goals and Strategies” section in the Fund’s Prospectus.
Effective October 15, 2024, the paragraphs titled “Proxy Portfolio Structure Risk,” “Predatory Trading Practices Risk,” and “Tracking Error Risk” are removed from the subsection “Principal Investment Risks” in the “Fund Summary” section in each Fund’s Summary Prospectus.
Effective October 15, 2024, the paragraphs titled “Premium/Discount Risk,” “Authorized Participation Concentration Risk,” and “Trading Issues Risk” in the “Principal Investment Risks” subsection in each Fund’s Summary Prospectus are amended and restated as follows:
Premium/Discount Risk: Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “NYSE Arca”) and are bought and sold in the secondary market at market prices that may differ from their most recent NAV. The market value of the Fund’s shares will fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and the relative supply and demand for the Fund’s shares on the exchange. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV and/or in a reduced liquidity of your investment. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various types of orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Authorized Participant Concentration Risk: Only an authorized participant (“Authorized Participant”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.
Trading Issues Risk: Trading in Fund shares on the NYSE Arca may be halted in certain circumstances. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of the Fund will continue to be met.